PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.1%
Australia : 0.1%
4,154
Anglogold Ashanti PLC
$ 314,137
0.1
Brazil : 8.9%
75,892
Ambev SA
238,943
0.1
209,619
(1)
Ambev SA, ADR
651,915
0.2
17,522
Axia Energia
183,303
0.1
148,155  B3 SA - Brasil Bolsa
Balcao
459,737
0.1
121,443  Banco Bradesco SA,
ADR
438,409
0.1
18,115
(1)
Banco Santander Brasil
SA, ADR
102,712
0.0
32,893  BB Seguridade
Participacoes SA
266,692
0.1
103,683  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
563,500
0.2
22,001  Cia de Saneamento de
Minas Gerais Copasa MG
278,813
0.1
40,555  Cia de Saneamento do
Parana
290,893
0.1
70,905  Cia Paranaense de
Energia - Copel
207,715
0.1
35,894
Energisa S/A
353,547
0.1
30,404
Equatorial Energia SA
231,577
0.1
77,301  Itau Unibanco Holding
SA, ADR
653,966
0.2
24,320
Localiza Rent a Car SA
181,255
0.0
70,567
Lojas Renner SA
188,628
0.1
2,667
(2)
MercadoLibre , Inc.
5,008,493
1.5
28,727  Multiplan
Empreendimentos
Imobiliarios SA
159,300
0.0
271,551
(2)
NU Holdings Ltd./Cayman
Islands - Class A
3,891,326
1.2
19,966
Petroleo Brasileiro SA
193,825
0.1
92,712  Petroleo Brasileiro SA -
Foreign, ADR
1,798,613
0.5
39,617
(2)
PRIO SA/Brazil
477,125
0.1
40,270
Raia Drogasil SA
147,602
0.0
26,688
(3)
Rede D'Or Sao Luiz SA
181,477
0.0
18,281
Rumo SA
52,003
0.0
26,381
Suzano SA
225,759
0.1
40,771
Telefonica Brasil SA
263,407
0.1
85,006
TIM SA
325,156
0.1
690,050
Totvs SA
4,237,645
1.3
29,760  Transmissora Alianca de
Energia Eletrica SA
233,658
0.1
11,500
Vale SA, ADR
173,190
0.0
50,412
Vale SA - Foreign
759,191
0.2
234,582
Vibra Energia SA
1,665,488
0.5
283,243
XP, Inc. - Class A
4,832,126
1.4
29,916,989
8.9
Chile : 0.3%
23,258
Empresas Copec SA
158,848
0.0
2,309,534
Enel Chile SA
203,666
0.1
32,431
Falabella SA
216,823
0.1
113,563
Plaza SA
460,469
0.1
1,039,806
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China : 11.6%
159,900  Alibaba Group Holding
Ltd.
$ 2,435,821
0.7
50,524  Alibaba Group Holding
Ltd., ADR
6,176,559
1.8
206,000  Aluminum Corp. of China
Ltd. - Class H
224,311
0.1
36,300
(2)
Baidu, Inc. - Class A
502,849
0.1
53,500  Beijing Enterprises
Holdings Ltd.
215,786
0.1
1,045,000
(3)
CGN Power Co. Ltd. -
Class H
385,339
0.1
334,000  China Everbright
Environment Group Ltd.
217,504
0.1
60,000  China Hongqiao Group
Ltd.
188,800
0.1
156,000  China Life Insurance Co.
Ltd. - Class H
580,779
0.2
164,000  China Oilfield Services
Ltd. - Class H
148,737
0.0
33,000  China Shenhua Energy
Co. Ltd. - Class H
182,816
0.1
132,000
(3)
China Tower Corp. Ltd. -
Class H
168,738
0.0
190,500  COSCO Shipping
Holdings Co. Ltd. - Class
H
383,232
0.1
288,000  CSPC Pharmaceutical
Group Ltd.
315,048
0.1
33,800  ENN Energy Holdings
Ltd.
202,257
0.1
103,000  Geely Automobile
Holdings Ltd.
260,048
0.1
638,660
H World Group Ltd.
2,713,233
0.8
89,600  Haier Smart Home Co.
Ltd. - Class H
258,302
0.1
28,800  Jiangsu Hengrui
Pharmaceuticals Co. Ltd.
- Class H
209,917
0.1
35,000
Kingboard Holdings Ltd.
175,035
0.1
258,000
Kunlun Energy Co. Ltd.
238,604
0.1
64,500
Li Ning Co. Ltd.
124,602
0.0
36,300
(1)
Midea Group Co. Ltd. -
Class H
459,913
0.1
8,900
NetEase, Inc.
236,795
0.1
5,901
(2)
PDD Holdings, Inc., ADR
522,593
0.2
690,000  People's Insurance Co.
Group of China Ltd. -
Class H
479,684
0.1
1,816,000  PetroChina Co. Ltd. -
Class H
2,310,788
0.7
114,000  PICC Property & Casualty
Co. Ltd. - Class H
237,923
0.1
31,250
(3)
Shandong Gold Mining
Co. Ltd. - Class H
80,666
0.0
271,000  Sino Biopharmaceutical
Ltd.
173,870
0.0
248,000
Sinotrans Ltd. - Class H
149,206
0.0
35,000
Sinotruk Hong Kong Ltd.
181,406
0.1
153,100
Tencent Holdings Ltd.
9,354,867
2.8

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
17,410  Tencent Music
Entertainment Group,
ADR
$ 164,525
0.0
3,450
(2)
Trip.com Group Ltd.
161,634
0.0
7,498
(2)
Trip.com Group Ltd., ADR
352,481
0.1
244,000
(1)
Uni-President China
Holdings Ltd.
234,591
0.1
11,520
Weibo Corp. - Class A
93,292
0.0
84,000  Weichai Power Co. Ltd. -
Class H
351,221
0.1
174,500  Yangzijiang Shipbuilding
Holdings Ltd.
532,664
0.2
100,000  Yankuang Energy Group
Co. Ltd. - Class H
152,221
0.0
123,817
Yum China Holdings, Inc.
5,867,008
1.8
9,650  ZTO Express Cayman,
Inc.
230,936
0.1
38,636,601
11.6
Colombia : 0.1%
43,722  Interconexion Electrica
SA ESP
414,352
0.1
Cyprus : 0.1%
16,356  Bank of Cyprus Holdings
PLC
194,053
0.1
Czechia : 0.1%
3,274
CEZ AS
210,914
0.1
Egypt : 0.3%
370,815  Commercial International
Bank Egypt SAE
1,027,477
0.3
Greece : 0.9%
42,234
Eurobank SA
218,246
0.1
15,581  GEK Terna Holding Real
Estate Construction SA
815,589
0.2
12,487  Hellenic
Telecommunications
Organization SA
288,189
0.1
7,804
Jumbo SA
218,072
0.1
11,756  Motor Oil Hellas Corinth
Refineries SA
688,667
0.2
12,472  National Bank of Greece
SA
233,364
0.1
11,248
OPAP SA
173,858
0.0
10,914
Public Power Corp. SA
281,233
0.1
2,917,218
0.9
Hong Kong : 1.8%
593,238
AIA Group Ltd.
5,980,372
1.8
Hungary : 0.7%
34,023  Magyar Telekom
Telecommunications PLC
295,287
0.1
81,269
(2)
MOL Hungarian Oil &
Gas PLC
1,163,575
0.3
3,423
OTP Bank Nyrt
507,090
0.1
13,937
Richter Gedeon Nyrt
519,281
0.2
2,485,233
0.7
India : 10.0%
7,260
APL Apollo Tubes Ltd.
138,409
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
29,899  Apollo Hospitals
Enterprise Ltd.
$ 2,805,045
0.8
22,931
Aurobindo Pharma Ltd.
379,584
0.1
12,699
Axis Bank Ltd.
163,529
0.0
51,890
Bharat Electronics Ltd.
210,903
0.1
75,609  Bharat Petroleum Corp.
Ltd.
252,684
0.1
3,242
Britannia Industries Ltd.
183,986
0.1
23,217
BSE Ltd.
886,793
0.3
79,767
Coal India Ltd.
346,306
0.1
512,318
Coforge Ltd.
6,124,407
1.8
5,156
Cummins India Ltd.
298,200
0.1
18,384  Dr Reddy's Laboratories
Ltd.
220,566
0.1
3,398
Eicher Motors Ltd.
278,796
0.1
125,582
GAIL India Ltd.
238,590
0.1
25,001
HCL Technologies Ltd.
353,527
0.1
6,890
(3)
HDFC Asset
Management Co. Ltd.
188,766
0.1
86,004
HDFC Bank Ltd.
673,567
0.2
205,324
HDFC Bank Ltd., ADR
4,913,403
1.5
8,404
Hero MotoCorp Ltd.
474,409
0.1
46,463
Hindalco Industries Ltd.
476,100
0.1
27,073
Hindustan Unilever Ltd.
595,952
0.2
91,498
Indian Oil Corp. Ltd.
134,128
0.0
82,774
(2)
Indus Towers Ltd.
339,409
0.1
50,170
Infosys Ltd.
595,972
0.2
225,716  Infosys Ltd. - Foreign,
ADR
2,715,363
0.8
4,509
(3)
LTIMindtree Ltd.
206,423
0.1
1,534
Maruti Suzuki India Ltd.
228,758
0.1
8,903
Mphasis Ltd.
219,082
0.1
5,941  Multi Commodity
Exchange of India Ltd.
167,656
0.0
92,874  National Aluminium Co.
Ltd.
341,689
0.1
48,319
NTPC Ltd.
175,717
0.0
98,428  Oil & Natural Gas Corp.
Ltd.
250,759
0.1
3,273
Persistent Systems Ltd.
190,492
0.1
64,445  Power Grid Corp. of India
Ltd.
191,839
0.1
421,211
Reliance Industries Ltd.
5,766,992
1.7
22,683  Reliance Strategic
Investments Ltd.
60,958
0.0
38,148  Tata Consumer Products
Ltd.
432,858
0.1
43,382
Tata Motors Ltd.
154,421
0.0
104,593
Tata Steel Ltd.
208,108
0.1
34,276
Tech Mahindra Ltd.
595,146
0.2
41,110
Vedanta Ltd.
114,130
0.0
86,367
Wipro Ltd.
166,587
0.0
33,460,009
10.0
Indonesia : 0.5%
2,825,300  Astra International Tbk
PT
800,769
0.2
1,680,400  Perusahaan Gas Negara
Tbk PT
140,021
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia (continued)
2,204,600  Telkom Indonesia Persero
Tbk PT
$ 321,851
0.1
2,872,900  Unilever Indonesia Tbk
PT
280,200
0.1
152,600
United Tractors Tbk PT
203,110
0.1
1,745,951
0.5
Japan : 2.4%
10,197
Disco Corp.
3,644,759
1.1
8,630
Fast Retailing Co. Ltd.
4,225,846
1.3
7,870,605
2.4
Kuwait : 0.1%
187,563  Mobile
Telecommunications Co.
KSCP
362,265
0.1
Luxembourg : 0.1%
14,537
Reinet Investments SCA
395,091
0.1
Malaysia : 0.9%
342,700
Axiata Group Bhd
166,504
0.0
172,400
Maxis Bhd
156,116
0.0
134,300
MISC Bhd
262,586
0.1
44,200
Petronas Dagangan Bhd
211,130
0.1
48,500
Petronas Gas Bhd
208,171
0.1
200,200  Press Metal Aluminium
Holdings Bhd
388,636
0.1
734,300
Sime Darby Bhd
387,796
0.1
125,900  Sime Darby Plantation
Bhd
202,413
0.1
126,700
Sunway Bhd
163,476
0.0
118,800
Telekom Malaysia Bhd
225,243
0.1
167,200
Tenaga Nasional Bhd
597,317
0.2
2,969,388
0.9
Mexico : 4.9%
66,868
Alsea SAB de CV
162,773
0.0
181,383  America Movil SAB de
CV
230,401
0.1
29,504  America Movil SAB de
CV - Foreign, ADR
747,926
0.2
23,540  Arca Continental SAB
de CV
268,869
0.1
952,611
Cemex SAB de CV
1,129,746
0.3
34,813  Cemex SAB de CV -
Foreign, ADR
411,490
0.1
20,815  Coca-Cola Femsa SAB
de CV
225,871
0.1
4,142  Coca-Cola Femsa SAB
de CV - Foreign, ADR
448,454
0.1
293,263  Fibra Uno Administracion
SA de CV
528,464
0.2
44,983  Fomento Economico
Mexicano SAB de CV
576,459
0.2
30,316  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
3,880,145
1.2
152,995
Gentera SAB de CV
355,203
0.1
19,467  Grupo Aeroportuario del
Centro Norte SAB de CV
259,699
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
15,657  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
$ 340,486
0.1
7,381  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
203,955
0.1
43,928
Grupo Bimbo SAB de CV
157,456
0.0
25,403  Grupo Comercial
Chedraui SA de CV
132,328
0.0
101,346  Grupo Financiero Banorte
SAB de CV - Class O
1,168,204
0.4
25,902  Grupo Mexico SAB de
CV
311,506
0.1
37,070
(2)
Grupo Televisa SAB, ADR
103,796
0.0
137,688  Kimberly-Clark de Mexico
SAB de CV - Class A
319,506
0.1
103,177  Megacable Holdings SAB
de CV
348,322
0.1
25,036
(2)
Ollamani SAB
110,598
0.0
43,962  Prologis Property Mexico
SA de CV
196,769
0.1
30,634  Promotora y Operadora
de Infraestructura SAB
de CV
485,418
0.1
1,183,952  Wal-Mart de Mexico SAB
de CV
3,442,583
1.0
16,546,427
4.9
Peru : 0.2%
1,990
Credicorp Ltd.
797,154
0.2
Philippines : 0.2%
28,970  International Container
Terminal Services, Inc.
454,932
0.1
383,000
JG Summit Holdings, Inc.
138,673
0.1
593,605
0.2
Qatar : 0.1%
50,607
Ooredoo QPSC
173,804
0.1
26,749
Qatar Islamic Bank SAQ
159,739
0.0
333,543
0.1
Romania : 0.3%
64,696
Banca Transilvania SA
524,435
0.1
34,414
NEPI Rockcastle NV
316,777
0.1
5,312  Societatea De Producere
A Energiei Electrice
in Hidrocentrale
Hidroelectrica SA
233,817
0.1
1,075,029
0.3
Saudi Arabia : 0.5%
49,966
Electrical Industries Co.
188,269
0.0
17,423
Etihad Etisalat Co.
288,334
0.1
59,993
Jarir Marketing Co.
266,345
0.1
8,473
SABIC Agri-Nutrients Co.
278,148
0.1
58,460
(3)
Saudi Arabian Oil Co.
412,449
0.1
22,325
Saudi Telecom Co.
256,451
0.1
1,689,996
0.5
Singapore : 2.6%
1,281,417
(2)
Grab Holdings Ltd. -
Class A
4,484,960
1.3

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore (continued)
39,069
(2)
Sea Ltd., ADR
$ 4,170,225
1.3
8,655,185
2.6
South Africa : 3.2%
8,853
Bid Corp. Ltd.
242,625
0.1
11,298  Capitec Bank Holdings
Ltd.
3,225,975
1.0
10,269
Clicks Group Ltd.
137,079
0.0
33,385
Exxaro Resources Ltd.
411,704
0.1
35,015
FirstRand Ltd.
209,410
0.1
9,930
Gold Fields Ltd.
320,669
0.1
157,951  Growthpoint Properties
Ltd.
169,029
0.0
42,714
OUTsurance Group Ltd.
213,798
0.1
118,899
(3)
Pepkor Holdings Ltd.
153,035
0.0
859,915
Sanlam Ltd.
4,574,069
1.4
10,636
Shoprite Holdings Ltd.
184,992
0.1
27,602
Tiger Brands Ltd.
462,381
0.1
22,083
Vodacom Group Ltd.
213,916
0.1
54,025
Woolworths Holdings Ltd.
153,668
0.0
10,672,350
3.2
South Korea : 24.2%
11,934
Cheil Worldwide, Inc.
157,630
0.0
1,547
CJ Corp.
138,757
0.0
3,322
DB Insurance Co. Ltd.
359,738
0.1
7,077
GS Holdings Corp.
437,846
0.1
4,117  Hana Financial Group,
Inc.
355,870
0.1
8,049  Hankook Tire &
Technology Co. Ltd.
374,967
0.1
3,893
HD Hyundai Co. Ltd.
534,565
0.2
1,944  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
516,249
0.2
2,821
Hyundai Glovis Co. Ltd.
386,887
0.1
2,080
Hyundai Mobis Co. Ltd.
672,684
0.2
2,481
KB Financial Group, Inc.
290,368
0.1
8,013
Kia Corp.
722,454
0.2
14,310  Korea Electric Power
Corp.
343,875
0.1
3,112
KT&G Corp.
387,252
0.1
3,999
LG Corp.
277,258
0.1
64,270
(2)
LG Display Co. Ltd.
404,349
0.1
2,683
LG Electronics, Inc.
297,389
0.1
2,071
LG Innotek Co. Ltd.
715,299
0.2
48,034
LG Uplus Corp.
492,518
0.2
31,728
NAVER Corp.
4,542,202
1.4
1,173
POSCO Holdings, Inc.
253,277
0.1
3,621
S-1 Corp.
179,330
0.1
17,282
Samsung C&T Corp.
4,026,063
1.2
1,787  Samsung Electro-
Mechanics Co. Ltd.
1,365,531
0.4
78,796  Samsung Electronics Co.
Ltd.
13,714,824
4.1
23,108  Samsung Engineering
Co. Ltd.
684,040
0.2
644  Samsung Fire & Marine
Insurance Co. Ltd.
278,725
0.1
5,424  Samsung Life Insurance
Co. Ltd.
1,136,980
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
5,100
Samsung SDS Co. Ltd.
$ 718,936
0.2
3,059  Samsung Securities Co.
Ltd.
207,341
0.1
12,676  Shinhan Financial Group
Co. Ltd.
879,968
0.3
18,639
SK Hynix, Inc.
21,167,487
6.3
32,668
SK Square Co. Ltd.
22,462,961
6.7
5,801
SK Telecom Co. Ltd.
327,805
0.1
1,801
SK, Inc.
672,847
0.2
14,034  Woori Financial Group,
Inc.
324,878
0.1
80,809,150
24.2
Taiwan : 16.2%
45,000  ASE Technology Holding
Co. Ltd.
767,903
0.2
15,000
Asustek Computer, Inc.
372,188
0.1
25,000
Delta Electronics, Inc.
1,229,940
0.4
2,000
Elite Material Co. Ltd.
287,105
0.1
538,000
(2)(3)
FIT Hon Teng Ltd.
321,826
0.1
120,000  Formosa Chemicals &
Fibre Corp.
208,961
0.1
187,000  Hon Hai Precision
Industry Co. Ltd.
1,428,121
0.4
247,000
Innolux Corp.
338,972
0.1
31,500  King Yuan Electronics
Co. Ltd.
212,757
0.1
2,400
Largan Precision Co. Ltd.
297,522
0.1
116,000
Lite-On Technology Corp.
735,125
0.2
39,000
MediaTek, Inc.
4,154,581
1.2
14,000  Novatek Microelectronics
Corp.
221,264
0.1
3,000
Phison Electronics Corp.
147,646
0.0
87,000  Powertech Technology,
Inc.
622,017
0.2
28,000
Quanta Computer, Inc.
249,085
0.1
16,000  Realtek Semiconductor
Corp.
331,789
0.1
116,000  Synnex Technology
International Corp.
332,693
0.1
503,604  Taiwan Semiconductor
Manufacturing Co. Ltd.
37,249,209
11.1
46,000
Tripod Technology Corp.
516,490
0.2
5,000  United Integrated
Services Co. Ltd.
167,330
0.0
537,000  United Microelectronics
Corp.
2,008,970
0.6
2,000
Wiwynn Corp.
325,615
0.1
88,000  WT Microelectronics Co.
Ltd.
531,120
0.2
31,000
Yageo Corp.
466,590
0.1
64,000  Zhen Ding Technology
Holding Ltd.
803,005
0.2
54,327,824
16.2
Thailand : 1.8%
32,600  Advanced Info Service
PCL
370,300
0.1
313,400  Bangkok Dusit Medical
Services PCL - Class F
179,994
0.0
136,700
Central Pattana PCL
281,293
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand (continued)
1,925,423
CP ALL PCL - Foreign
$ 2,760,487
0.8
612,500  Digital
Telecommunications
Infrastructure Fund -
Class F
187,093
0.1
92,200
Gulf Development PCL
183,790
0.0
34,300
Kasikornbank PCL
250,256
0.1
166,100
Krung Thai Bank PCL
219,418
0.1
101,300  PTT Exploration &
Production PCL
453,679
0.1
317,600
PTT PCL - Foreign
366,119
0.1
69,000  Siam Cement PCL
- Foreign
523,625
0.2
131,000
Thai Oil PCL - Foreign
256,338
0.1
6,032,392
1.8
Turkey : 0.5%
532,654
Akbank TAS
708,620
0.2
32,986  BIM Birlesik Magazalar
AS
270,929
0.1
63,515  Turkcell Iletisim
Hizmetleri AS, ADR
341,711
0.1
54,712  Turkiye Petrol Rafinerileri
AS
340,806
0.1
1,662,066
0.5
United Arab Emirates : 0.9%
153,471  Abu Dhabi National Oil
Co. for Distribution PJSC
167,129
0.0
399,712
Air Arabia PJSC
530,116
0.2
181,131
Aldar Properties PJSC
365,429
0.1
241,177  Dubai Electricity & Water
Authority PJSC
179,886
0.0
227,396
Dubai Investments PJSC
222,819
0.1
107,145  Emaar Development
PJSC
377,061
0.1
285,558
Emaar Properties PJSC
852,268
0.3
49,767  Emirates
Telecommunications
Group Co. PJSC
275,866
0.1
2,970,574
0.9
United Kingdom : 1.4%
72,567
Unilever PLC, ADR
4,601,474
1.4
United States : 0.2%
1,110
(2)
BeiGene Ltd., ADR
350,771
0.1
4,563  Titan Cement
International SA
274,636
0.1
625,407
0.2
Total Common Stock
(Cost $231,131,898)
321,332,637
96.1
EXCHANGE-TRADED FUNDS : 0.7%
30,300  iShares Core MSCI
Emerging Markets ETF
2,351,583
0.7
Total Exchange-Traded
Funds
(Cost $2,364,991)
2,351,583
0.7
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK : 1.4%
Brazil : 0.9%
197,750  Cia Energetica de Minas
Gerais
$ 440,819
0.1
139,307
Gerdau SA
689,781
0.2
438,480
Itausa SA
1,199,751
0.4
179,752
Metalurgica Gerdau SA
387,578
0.1
29,076
Petroleo Brasileiro SA
249,109
0.1
2,967,038
0.9
Chile : 0.1%
38,826
Embotelladora Andina SA
193,347
0.1
Colombia : 0.1%
26,553  Grupo de Inversiones
Suramericana SA
376,200
0.1
South Korea : 0.3%
6,338
LG Chem Ltd.
521,588
0.1
4,880  Samsung Electronics Co.
Ltd.
613,245
0.2
1,134,833
0.3
Total Preferred Stock
(Cost $3,935,965)
4,671,418
1.4
Total Long-Term
Investments
(Cost $237,432,854)
328,355,638
98.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.2%
Repurchase Agreements : 0.4%
1,000,000
(4)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
07/31/2026, 3.650%, due
08/03/2026 (Repurchase
Amount $1,000,300,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 3.500%-
6.500%, Market Value
plus accrued interest
$1,020,000, due
04/01/31-08/20/71)
1,000,000
0.3
274,755
(4)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
07/31/2026, 3.640%,
due 08/03/2026
(Repurchase Amount
$274,837, collateralized
by various U.S.
Government Securities,
0.125%-4.375%, Market
Value plus accrued
interest $280,250, due
12/31/26-11/30/32)
274,755
0.1
Total Repurchase
Agreements
(Cost $1,274,755)
1,274,755
0.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.8%
6,162,662
(5)
BlackRock Liquidity
Funds, FedFund ,
Institutional Class,
3.560%
(Cost $6,162,662) $ 6,162,662 1.8
Total Short-Term
Investments
(Cost $7,437,417)
$ 7,437,417
2.2
Total Investments in
Securities
(Cost $244,870,271) $ 335,793,055 100.4
Liabilities in Excess of
Other Assets (1,198,808) (0.4)
Net Assets $ 334,594,247 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of July 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 31.7%
Financials 15.4
Industrials 12.7
Consumer Discretionary 11.9
Communication Services 6.6
Consumer Staples 6.4
Energy 5.2
Materials 2.7
Utilities 2.2
Health Care 1.6
Real Estate 1.1
Exchange-Traded Funds 0.7
Short-Term Investments 2.2
Liabilities in Excess of Other Assets (0.4)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya VACS Series EME Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 314,137 $ — $ 314,137
Brazil 29,916,989 — — 29,916,989
Chile 1,039,806 — — 1,039,806
China 7,710,797 30,925,804 — 38,636,601
Colombia 414,352 — — 414,352
Cyprus — 194,053 — 194,053
Czechia 210,914 — — 210,914
Egypt — 1,027,477 — 1,027,477
Greece 688,667 2,228,551 — 2,917,218
Hong Kong — 5,980,372 — 5,980,372
Hungary 1,458,862 1,026,371 — 2,485,233
India 7,628,766 25,831,243 — 33,460,009
Indonesia 1,003,879 742,072 — 1,745,951
Japan — 7,870,605 — 7,870,605
Kuwait — 362,265 — 362,265
Luxembourg 395,091 — — 395,091
Malaysia 884,300 2,085,088 — 2,969,388
Mexico 16,546,427 — — 16,546,427
Peru 797,154 — — 797,154
Philippines — 593,605 — 593,605
Qatar — 333,543 — 333,543
Romania 524,435 550,594 — 1,075,029
Saudi Arabia 544,785 1,145,211 — 1,689,996
Singapore 8,655,185 — — 8,655,185
South Africa 5,748,422 4,923,928 — 10,672,350
South Korea — 80,809,150 — 80,809,150
Taiwan — 54,327,824 — 54,327,824
Thailand 187,093 5,845,299 — 6,032,392
Turkey 341,711 1,320,355 — 1,662,066
United Arab Emirates 275,866 2,694,708 — 2,970,574
United Kingdom 4,601,474 — — 4,601,474
United States 350,771 274,636 — 625,407
Total Common Stock 89,925,746 231,406,891 — 321,332,637
Exchange-Traded Funds 2,351,583 — — 2,351,583
Preferred Stock 3,536,585 1,134,833 — 4,671,418
Short-Term Investments 6,162,662 1,274,755 — 7,437,417
Total Investments, at fair value $ 101,976,576 $ 233,816,479 $ — $ 335,793,055
Liabilities Table
Other Financial Instruments+
Futures $ (50,247) $ — $ — $ (50,247)
Total Liabilities $ (50,247) $ — $ — $ (50,247)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya VACS Series EME Fund
At July 31, 2026, the following futures contracts were outstanding for Voya VACS Series EME Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI Emerging Markets Index 9 09/18/26 $ 739,035 $ (50,247)
$ 739,035 $ (50,247)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 102,626,005
Gross Unrealized Depreciation (11,703,221)
Net Unrealized Appreciation $ 90,922,784